CURRENT AND LONG-TERM LIABILITIES (Schedule of Other Long Term Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 25, 2012
Payables and Accruals [Abstract]
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	$ 56,105	$ 52,713
Deferred membership revenues	42,773	41,218
Casualty insurance loss reserves - long term portion	11,255	10,936
Above market lease intangibles	1,347	2,040
Deferred rent	22,716	19,127
Interest Payable	21,111	20,029
Other	2,637	2,975
Total other long-term liabilities	$ 157,944	$ 149,038